financial instruments - Fair Values Derivatives (Details)		12 Months Ended
	Jan. 01, 2017 CAD ($)	Dec. 31, 2018 CAD ($) $ / $	Dec. 31, 2017 CAD ($) $ / $
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 11,000,000	$ 49,000,000	$ 18,000,000
Current Liabilities, Fair value and carrying value	12,000,000	9,000,000	33,000,000
Other Long-Term Liabilities, Fair value and carrying value		$ 6,000,000	$ 76,000,000
Derivatives | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Hedge ratio		100.00%	100.00%
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2019	2018
Current Assets, Notional amount		$ 414,000,000	$ 110,000,000
Current Assets, Fair value and carrying value		$ 25,000,000	$ 2,000,000
Rate | $ / $		1.28	1.24
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2019	2018
Current Assets, Notional amount		$ 74,000,000	$ 71,000,000
Current Assets, Fair value and carrying value		$ 1,000,000	$ 1,000,000
Rate | $ / $		1.36	1.25
Current Asset derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date		2019	2018
Current Assets, Notional amount		$ 63,000,000	$ 73,000,000
Current Assets, Fair value and carrying value		2,000,000	14,000,000
Price		$ 45.46	$ 40.91
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2019	2018
Current Assets, Notional amount		$ 761,000,000	$ 124,000,000
Current Assets, Fair value and carrying value		$ 21,000,000	$ 1,000,000
Rate | $ / $		1.33	1.24
Other Long-Term Asset derivatives
Disclosure of detailed information about financial instruments
Other Long-Term Assets, Fair value and carrying value		$ 54,000,000	$ 6,000,000
Other Long-Term Asset derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date		-	2019
Price			$ 45.46
Other Long-Term Assets, Notional amount			63,000,000
Other Long-Term Assets, Fair value and carrying value			$ 6,000,000
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2048	-
Interest rate on borrowings		1.28%
Other Long-Term Assets, Notional amount		$ 3,134,000,000
Other Long-Term Assets, Fair value and carrying value		54,000,000
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value		$ 9,000,000	$ 33,000,000
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2019	2018
Rate | $ / $		1.36	1.30
Current Liabilities, Notional amount		$ 11,000,000	$ 376,000,000
Current Liabilities, Fair value and carrying value			$ 14,000,000
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2019	-
Rate		1.36
Current Liabilities, Notional amount		$ 18,000,000
Current Liabilities derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date		2019
Price		$ 47.39
Current Liabilities, Notional amount		$ 2,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		-	2018
Rate | $ / $			1.28
Current Liabilities, Notional amount			$ 1,036,000,000
Current Liabilities, Fair value and carrying value			$ 18,000,000
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | GOC 2.14% 10-year term note
Disclosure of detailed information about financial instruments
Maximum maturity date			2018
Interest rate on borrowings			2.14%
Debt instrument term			10 years
Current Liabilities, Notional amount			$ 300,000,000
Current Liabilities, Fair value and carrying value			$ 1,000,000
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | GOC 2.40% 10-year term note
Disclosure of detailed information about financial instruments
Maximum maturity date		2019
Interest rate on borrowings		2.40%
Debt instrument term		10 years
Current Liabilities, Notional amount		$ 250,000,000
Current Liabilities, Fair value and carrying value		$ 9,000,000
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date		2019
Interest rate on borrowings		2.64%
Current Liabilities, Notional amount		$ 8,000,000
Other Long-Term Liabilities derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date		2020
Price		$ 48.71
Other Long-Term Liabilities, Notional amount		67,000,000
Other Long-Term Liabilities, Fair value and carrying value		$ 3,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2027	2027
Rate | $ / $		1.33	1.32
Other Long-Term Liabilities, Notional amount		$ 991,000,000	$ 1,910,000,000
Other Long-Term Liabilities, Fair value and carrying value		2,000,000	76,000,000
Spread included in fair value of derivative instruments	$ (1,000,000)	$ 29,000,000	$ 4,000,000
Other Long-Term Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date		2022
Other Long-Term Liabilities, Notional amount		$ 145,000,000
Other Long-Term Liabilities, Fair value and carrying value		$ 1,000,000
Non-fixed interest rate		2.64%